Property and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Computer Equipment [Member] CNY	Dec. 31, 2011 Computer Equipment [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY	Dec. 31, 2011 Leasehold Improvements [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2011 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2011 Motor Vehicles [Member] CNY
Property and Equipment [Line Items]
Property and equipment, gross					378,837	422,983	38,329	22,757	30,505	29,493	5,958	10,500
Less: Accumulated depreciation		(264,561)	(255,258)
Net book value	30,348	189,068	230,475
Depreciation expense	$ 13,306	82,897	74,439	57,017